MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2021
Marketable Securities [Abstract]
MARKETABLE SECURITIES	MARKETABLE SECURITIES
Our marketable securities consist of equity securities in Eneti Inc, a company engaged in marine based renewable energy. Eneti Inc was, until February 2021, named Scorpio Bulkers Inc., engaged in dry bulk shipping. Eneti Inc is listed on the New York Stock Exchange.

(in thousands of $)
Balance at December 31, 2020	3,684
Unrealized gain (loss)	372
Balance at June 30, 2021	4,056

During the six months ended June 30, 2021, we received approximately $22 thousand in dividends from our investment in Eneti Inc.